INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Provision for Income Taxes

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Current
Canada	103	27	167
Foreign	42	16	14
	145	43	181
Deferred
Canada	309	245	69
Foreign	377	323	216
	686	568	285
Income Tax Expense	831	611	466

Geographic Components of Income

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Canada	1,146	1,224	842
Foreign	1,678	1,298	1,096
Income before Income Taxes	2,824	2,522	1,938

Reconciliation of Income Tax Expense

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Income before Income Taxes	2,824	2,522	1,938
Federal and provincial statutory tax rate	25.0%	25.0%	25.0%
Expected income tax expense	706	631	485
Income tax differential related to regulated operations	129	(13)	41
Higher/(lower) effective foreign tax rates	25	33	(12)
Income from equity investments and non-controlling interests	(38)	(28)	(27)
Tax legislation change	—	(25)	—
Other	9	13	(21)
Actual Income Tax Expense	831	611	466

Deferred Income Tax Assets and Liabilities

at December 31	2014	2013
(millions of Canadian dollars)

Deferred Income Tax Assets
Operating loss carryforwards	1,266	826
Deferred amounts	215	223
Unrealized foreign exchange losses on long-term debt	140	—
Financial Instruments	104	—
Other	248	128
	1,973	1,177
Less: Valuation allowance[1]	125	—
	1,848	1,177
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	5,548	4,245
Equity investments	648	682
Taxes on future revenue requirement	253	291
Unrealized foreign exchange gains on long-term debt	—	35
Other	71	170
	6,520	5,423
Net Deferred Income Tax Liabilities	4,672	4,246

1
A valuation allowance was recorded in 2014 as the Company believes that it is more likely than not that the tax benefit related to the unrealized foreign exchange losses on the long term debt will not be realized in the future.

The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Deferred Income Tax Assets
Other Current Assets (Note 5)	427	119
Intangible and Other Assets (Note 11)	180	225
	607	344
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)	4	26
Deferred Income Tax Liabilities	5,275	4,564
	5,279	4,590
Net Deferred Income Tax Liabilities	4,672	4,246

At December 31, 2014, the Company has recognized the benefit of unused non-capital loss carryforwards of $1,131 million (2013 – $1,026 million) for federal and provincial purposes in Canada, which expire from 2015 to 2034.
At December 31, 2014, the Company has recognized the benefit of unused net operating loss carryforwards of US$2,267 million (2013 – US$1,432 million) for federal purposes in the U.S., which expire from 2028 to 2034.
Unremitted Earnings of Foreign Investments
Income taxes have not been provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future. Deferred income tax liabilities would have increased at December 31, 2014 by approximately $236 million (2013 – $182 million) if there had been a provision for these taxes.
Income Tax Payments
Income tax payments of $109 million, net of refunds, were made in 2014 (2013 – payments, net of refunds, of $202 million; 2012 – refunds, net of payments made, of $190 million).
Reconciliation of Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2014	2013	2012
(millions of Canadian dollars)

Unrecognized tax benefits at beginning of year	23	49	52
Gross increases – tax positions in prior years	3	3	2
Gross decreases – tax positions in prior years	(8)	(28)	(6)
Gross increases – tax positions in current year	1	2	9
Lapses of statute of limitations	(1)	(3)	(8)
Unrecognized tax benefits at end of year	18	23	49

TransCanada recognized a favourable income tax adjustment of approximately $25 million due to the enactment of certain Canadian Federal tax legislation in June 2013.
Subject to the results of audit examinations by taxing authorities and other legislative amendments, TransCanada does not anticipate further adjustments to the unrecognized tax benefits during the next twelve months that would have a material impact on its financial statements.
TransCanada and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2009. Substantially all material U.S. federal income tax matters have been concluded for years through 2007 and U.S. state and local income tax matters through 2007.
TransCanada's practice is to recognize interest and penalties related to income tax uncertainties in Income Tax Expense. Income Tax Expense for the year ended December 31, 2014 reflects a $1 million reversal of Interest Expense and nil for penalties (2013 – $1 million increase of Interest Expense and nil for penalties; 2012 – $2 million reversal for Interest Expense and nil for penalties). At December 31, 2014, the Company had $5 million accrued for Interest Expense and nil accrued for penalties (December 31, 2013 – $6 million accrued for Interest Expense and nil accrued for penalties).